Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 628,907,000	$ 601,161,000	$ 330,122,000
Production costs, excluding depreciation
Operating costs	104,388,000	102,424,000	70,290,000
Royalties	64,576,000	71,836,000	28,697,000
Total production costs	168,964,000	174,260,000	98,987,000
Exploration expenses	31,146,000	35,931,000	9,952,000
Accretion expense	3,650,000	3,423,000	2,779,000
Impairment loss	(7,559,000)		0
Impairment loss reversal for non-financial assets	(7,559,000)	4,982,000
Depreciation, depletion and amortization	99,984,000	90,088,000	72,093,000
Results of operations before income tax	317,604,000	302,441,000	146,311,000
Income tax benefit (expense)	(109,904,000)	(117,666,000)	(61,507,000)
Results of oil and gas operations	207,700,000	184,775,000	84,804,000
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	538,917,000	497,870,000	263,076,000
Production costs, excluding depreciation
Operating costs	(60,545,000)	55,823,000	42,677,000
Royalties	(56,399,000)	62,710,000	24,236,000
Total production costs	(116,944,000)	118,533,000	66,913,000
Exploration expenses	(10,921,000)	23,953,000	3,856,000
Accretion expense	(813,000)	892,000	855,000
Reversal of impairment loss		11,531,000
Impairment loss reversal for non-financial assets	0
Depreciation, depletion and amortization	(44,906,000)	41,850,000	38,721,000
Results of operations before income tax	365,333,000	324,173,000	152,731,000
Income tax benefit (expense)	(120,585,000)	(119,944,000)	(61,161,000)
Results of oil and gas operations	244,748,000	204,229,000	91,570,000
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	32,336,000	37,359,000	32,738,000
Production costs, excluding depreciation
Operating costs	(18,608,000)	20,426,000	19,685,000
Royalties	(1,181,000)	1,473,000	1,314,000
Total production costs	(19,789,000)	21,899,000	20,999,000
Exploration expenses	(126,000)	6,855,000	1,404,000
Accretion expense	(1,283,000)	1,105,000	994,000
Impairment loss		(6,549,000)
Impairment loss reversal for non-financial assets	0
Depreciation, depletion and amortization	(34,344,000)	27,298,000	22,705,000
Results of operations before income tax	(23,206,000)	(26,347,000)	(13,364,000)
Income tax benefit (expense)	3,481,000	3,952,000	2,005,000
Results of oil and gas operations	(19,725,000)	(22,395,000)	(11,359,000)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	23,049,000	30,053,000	34,238,000
Production costs, excluding depreciation
Operating costs	(4,098,000)	5,965,000	7,603,000
Royalties	(1,855,000)	2,820,000	3,134,000
Total production costs	(5,953,000)	8,785,000	10,737,000
Exploration expenses	(6,152,000)	2,846,000	3,985,000
Accretion expense	(832,000)	918,000	930,000
Impairment loss reversal for non-financial assets	0
Depreciation, depletion and amortization	(6,200,000)	10,278,000	10,659,000
Results of operations before income tax	3,912,000	7,226,000	7,927,000
Income tax benefit (expense)	(1,330,000)	(2,457,000)	(2,695,000)
Results of oil and gas operations	2,582,000	4,769,000	5,232,000
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	34,605,000	35,879,000	70,000
Production costs, excluding depreciation
Operating costs	(21,137,000)	20,210,000	325,000
Royalties	(5,141,000)	4,833,000	13,000
Total production costs	(26,278,000)	25,043,000	338,000
Exploration expenses	(13,947,000)	2,277,000	707,000
Accretion expense	(722,000)	508,000	0
Impairment loss reversal for non-financial assets	(7,559,000)	0
Depreciation, depletion and amortization	(14,534,000)	10,662,000	8,000
Results of operations before income tax	(28,435,000)	(2,611,000)	(983,000)
Income tax benefit (expense)	8,530,000	783,000	344,000
Results of oil and gas operations	$ (19,905,000)	$ (1,828,000)	$ (639,000)